Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 06, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 06, 2014
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Eaton Vance Short Duration Real Return Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	eaton_SupplementTextBlock

EATON VANCE SHORT DURATION REAL RETURN FUND

Supplement to Prospectus dated March 1, 2014

1.  The following replaces the third paragraph under “Principal Investment Strategies” in “Fund Summary”:

The Fund generally invests directly in TIPS and certain other real return instruments and may also invest in one or more of the following registered investment companies sponsored by the Eaton Vance organization: CMBS Portfolio, Floating Rate Portfolio, Senior Debt Portfolio and Short-Term U.S. Government Portfolio (each, a “Portfolio”). Each Portfolio is described in “Further Information about the Portfolios” in the Fund Prospectus. The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets to be invested directly and in each Portfolio. The Fund also may invest directly in securities or other instruments to gain exposure to sectors of the market the investment adviser believes may not be represented or are underrepresented by the Portfolios, to hedge certain Portfolios and/or to otherwise manage the exposures of the Fund. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.

2.  The following replaces the third paragraph under “Investment Objective & Principal Policies and Risks”:

The Fund generally invests directly in TIPS and certain other real return instruments and may also invest in one or more of the following Portfolios:

CMBS Portfolio;

Floating Rate Portfolio;

Senior Debt Portfolio; and

Short-Term U.S. Government Portfolio.

3.  The following is added to “Further Information About the Portfolios”:

Senior Debt Portfolio.  The Portfolio’s investment objective is to provide a high level of current income.  Under normal circumstances, the Portfolio invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt securities.  The Portfolio invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”).  Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).  The Portfolio also may borrow from banks for the purpose of acquiring additional income-producing investments (referred to as “leverage”).  The Portfolio may invest up to 35% of its net assets in foreign Senior Loans.  Foreign Senior Loans must be denominated in U.S. dollars, Euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars.  The Portfolio may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), other floating rate debt securities, fixed income debt obligations and money market instruments.  Money market holdings with a remaining maturity of less than 60 days are deemed floating rate debt securities.

Under Senior Debt Portfolio’s investment advisory agreement, BMR receives a monthly advisory fee equal to the following of average daily gross assets of the Portfolio.  Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio.  The fee is applied on the basis of the following categories:

Average Daily Net Assets for the Month	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion	0.3750%

For the fiscal year ended October 31, 2013, the effective annual rate of investment advisory fee paid to BMR, based on average daily net assets of the Portfolio, was 0.49%.

Scott H. Page and Craig P. Russ, Vice Presidents of Eaton Vance and BMR, are co-portfolio managers of Senior Debt Portfolio since inception and November 7, 2007, respectively.  Messrs. Page and Russ also manage other Eaton Vance portfolios and have been Eaton Vance portfolio managers for more than five years.

November 6, 2014	16881 11.6.14

Eaton Vance Short Duration Real Return Fund | Class A
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EARRX
Eaton Vance Short Duration Real Return Fund | Class C
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECRRX
Eaton Vance Short Duration Real Return Fund | Class I
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIRRX